Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Cash flows from (used in) operating activities
Net income (loss)	$ 3,336	$ (181)	$ 17,258	$ 5,207
Adjustments to determine net cash flows from (used in) operating activities
Gain on sale of Schwab shares	0	0	(9,159)	0
Provision for (recovery of) credit losses	971	1,072	3,524	3,144
Depreciation	327	319	1,012	957
Amortization of other intangibles	201	173	582	526
Net securities loss/(gain)	372	(7)	1,574	53
Share of net income from investment in Schwab	0	(190)	(305)	(525)
Deferred taxes	(440)	(175)	(967)	(972)
Changes in operating assets and liabilities
Interest receivable and payable	(284)	320	(1,129)	690
Securities sold under repurchase agreements	20,456	(9,426)	5,958	15,959
Securities purchased under reverse repurchase agreements	(11,804)	(7,196)	(20,063)	(8,585)
Securities sold short	(2,895)	2,411	1,143	(4,105)
Trading loans, securities, and other	(10,677)	(6,829)	(29,909)	(21,085)
Loans net of securitization and sales	(635)	(11,261)	9,875	(45,550)
Deposits	(6,485)	17,579	(9,068)	23,401
Derivatives	1,805	2,734	5,773	6,028
Non-trading financial assets at fair value through profit or loss	1,159	46	(500)	1,740
Financial assets and liabilities designated at fair value through profit or loss	633	8,127	(13,447)	3,995
Securitization liabilities	1,385	522	4,255	3,624
Current taxes	129	434	370	954
Brokers, dealers, and clients amounts receivable and payable	(283)	(5,433)	(3,935)	(7,700)
Other, including unrealized foreign currency translation loss/(gain)	(18,963)	(2,965)	(23,075)	(2,513)
Net cash from (used in) operating activities	(21,692)	(9,926)	(60,233)	(24,757)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	27	0	2,156	1,750
Redemption or repurchase of subordinated notes and debentures	(194)	(1,483)	(3,188)	(1,525)
Common shares issued, net of issuance costs	57	24	119	83
Repurchase of common shares, including tax on net value of share repurchases	(1,561)	(1,061)	(4,132)	(4,003)
Preferred shares and other equity instruments issued, net of issuance costs	0	1,328	748	1,328
Redemption of preferred shares and other equity instruments	(350)	(950)	(850)	(1,300)
Sale of treasury shares and other equity instruments	3,269	2,869	11,010	8,485
Purchase of treasury shares and other equity instruments	(3,295)	(2,892)	(11,066)	(8,393)
Dividends paid on shares and distributions paid on other equity instruments	(1,886)	(1,719)	(5,693)	(5,316)
Repayment of lease liabilities	(504)	(181)	(1,013)	(506)
Net cash from (used in) financing activities	(4,437)	(4,065)	(11,909)	(9,397)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	24,672	(4,202)	53,801	6,040
Activities in financial assets at fair value through other comprehensive income
Purchases	(25,139)	(8,236)	(67,952)	(21,862)
Proceeds from maturities	8,413	7,875	26,536	16,320
Proceeds from sales	10,755	1,935	13,125	3,050
Activities in debt securities at amortized cost
Purchases	(12,460)	(2,723)	(41,797)	(8,423)
Proceeds from maturities	12,520	20,695	38,532	38,227
Proceeds from sales	7,808	139	29,743	2,745
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(575)	(568)	(1,508)	(1,464)
Net cash acquired from divestitures	133	0	20,760	70
Net cash from (used in) investing activities	26,127	14,915	71,240	34,703
Effect of exchange rate changes on cash and due from banks	18	13	(18)	(25)
Net increase (decrease) in cash and due from banks	16	937	(920)	524
Cash and due from banks at beginning of period	5,501	6,308	6,437	6,721
Cash and due from banks at end of period	5,517	7,245	5,517	7,245
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,081	868	3,868	3,039
Amount of interest paid during the period	13,228	15,838	42,684	46,248
Amount of interest received during the period	20,824	23,173	64,055	67,678
Amount of dividends received during the period	$ 758	$ 703	$ 2,105	$ 2,062